Summarised financial information - additional information (Details) $ in Thousands, £ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2021 EUR (€) Bond	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jul. 01, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Jul. 17, 2019 USD ($)
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes		$ 4,650,000	$ 6,680,000	$ 6,680,000
Outstanding long-term debt		10.00%
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes		$ 22,120	$ 22,120	$ 22,120
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Number of perpetual hybrid bonds issued | Bond	2
Perpetual hybrid bonds | €	€ 1
Contractual obligation | £						£ 0
Registered BATCAP bonds in connection with the acquisition of RAI | Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Bonds issued, registered portion		$ 6,890,000
Registered BATCAP bonds in connection with shelf registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes					$ 8,800,000		$ 10,120,000
Registered BATIF bonds in connection with shelf registration
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes					$ 1,000,000		$ 2,500,000